Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,228	$ 7,101	$ 7,136
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of discount and amortization of premium on investments and mortgage-backed securities	(317)	(213)	(295)
Provision for loan losses	3,900	3,896	3,026
Provision for loss on real estate owned	25	198	221
Stock-based compensation	531	404	326
Deferred income tax expense (benefit)	388	(1,182)	(925)
Gain on sale of loans	(25)	(13)	(559)
(Gain) loss on sale and impairment of equity securities	(96)	(37)	99
Gains on sale of premises and equipment	(103)	0	(10)
Loss on sale of real estate owned	47	103	16
Impairment of securities	286	177	936
Depreciation	1,442	1,560	1,536
Increase in bank owned life insurance	(595)	(586)	(597)
Amortization of intangible assets	17	28	41
Change in prepaid expenses and other assets	1,474	(2,427)	308
Decrease in accrued interest receivale	160	142	349
Change in accounts payable and other liabilities	(51)	(566)	725
Decrease in accrued interest payable	(110)	(314)	(132)
Excess tax benefits from share-based payment arrangements	30	53	28
Other – net	478	(191)	747
Net cash provided by operating activities	14,709	8,133	12,976
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investment securities available-for-sale	232	577	201
Purchase of securities available for sale	(13,926)	(178)	(12)
Principal repayments on securities available-for-sale	3,617	5,517	6,299
Purchase of securities held to maturity	(40,982)	(18,120)	(33,954)
Principal repayments on securities held to maturity	20,001	34,036	11,855
Net loan originations	(21,515)	(4,255)	(33,056)
Purchase of loans	(1,080)	(1,358)	(4,684)
Proceeds from sale of loans	2,132	1,536	28,654
Investment in FHLB Stock, net	84	(339)	(299)
Purchase of premises and equipment	(1,499)	(1,094)	(1,855)
Proceeds from sale of premises and equipment	499	0	10
Proceeds from sale of real estate owned	2,656	2,557	350
Net cash provided by investing activities	(49,781)	18,879	(26,491)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(2,967)	(2,945)	(2,950)
Repayment of ESOP loan	261	260	(586)
Net increase (decrease) in deposits	19,227	(6,114)	(3,759)
Proceeds of long term FHLB advances	33,667	10,000	5,000
Repayment of long-term FHLB advances	(27,201)	(10,611)	(9,249)
Net increase in short-term FHLB advances	1,700	0	0
Cash paid for purchase of common stock for treasury	(1,196)	(628)	(921)
Proceeds from exercise of stock options	138	29	14
Excess tax benefit (expense) from share-based payment arrangements	(30)	(53)	(28)
Change in advance payments by borrower for taxes and insurance	(27)	30	(443)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	23,572	(10,032)	(12,922)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(11,500)	16,698	(26,437)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	40,655	23,675	50,112
CASH AND CASH EQUIVALENTS, END OF PERIOD	29,155	40,655	23,675
Supplemental disclosure of cash flow information
Cash paid for interest	9,278	12,018	15,429
Cash paid for taxes	2,900	4,600	3,800
Supplemental schedule of noncash investing activities:
Accumulated other comprehensive income, net of income taxes	461	(160)	450
Transfer from loans to real estate owned	3,220	3,572	2,212
Loans originated to finance/sell real estate owned	$ 268	$ 1,486	$ 15